Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (15.9%)

	Airlines (0.2%)

8,010	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$7,198

84,600	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	69,991

310,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	321,664

242,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	250,310

107,495	Continental Airlines Pass Through Trust Series 2010-1, Class Aµ 4.750%, 07/12/22	104,335

117,294	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	103,187

293,343	United Airlines Pass Through Trust Series 2014-2, Class Bµ 4.625%, 03/03/24	262,924

167,000	United Airlines Pass Through Trust Series 2019-2, Class Bµ 3.500%, 11/01/29	117,166

		1,236,775

	Communication Services (2.4%)

455,000	Altice France, SA*^ 7.375%, 05/01/26	485,531

350,000	Arrow Bidco, LLC* 9.500%, 03/15/24	276,834

275,000	Ashtead Capital, Inc.*µ 4.000%, 05/01/28	286,917

200,000	Brink’s Company* 5.500%, 07/15/25	212,951

	CenturyLink, Inc.*^

320,000	4.000%, 02/15/27	335,093

145,000	5.125%, 12/15/26	152,317

485,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	514,811

	CSC Holdings, LLC*

980,000	5.500%, 04/15/27^	1,052,422

600,000	5.750%, 01/15/30^	666,729

400,000	5.500%, 05/15/26	419,452

531,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	482,984

206,000	Diamond Sports Group, LLC / Diamond Sports Finance Company* 5.375%, 08/15/26	158,264

1,602,000	Embarq Corp. 7.995%, 06/01/36	1,898,354

	Entercom Media Corp.*^

395,000	6.500%, 05/01/27	355,630

234,000	7.250%, 11/01/24	196,030

	Frontier Communications Corp.@

670,000	7.625%, 04/15/24	219,435

425,000	11.000%, 09/15/25	150,994

350,000	10.500%, 09/15/22	120,456

205,000	8.500%, 04/01/26*	202,324

PRINCIPAL AMOUNT		VALUE

140,000	8.000%, 04/01/27*	$144,691

69,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 5.250%, 12/01/27	73,683

	Hughes Satellite Systems Corp.^

180,000	6.625%, 08/01/26	200,756

80,000	5.250%, 08/01/26	87,956

115,000	iHeartCommunications, Inc.^ 8.375%, 05/01/27	114,425

	Intelsat Jackson Holdings, SA@

490,000	9.750%, 07/15/25*	327,109

255,000	8.000%, 02/15/24*	260,661

135,000	5.500%, 08/01/23	84,674

200,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	215,782

	Netflix, Inc.^

200,000	4.875%, 06/15/30*	235,586

130,000	4.875%, 04/15/28	151,345

482,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	484,277

	Sirius XM Radio, Inc.*^

345,000	5.500%, 07/01/29	384,680

345,000	4.625%, 07/15/24	363,527

	Sprint Corp.

780,000	7.125%, 06/15/24	911,726

670,000	7.875%, 09/15/23	778,734

350,000	7.625%, 03/01/26	438,368

210,000	Telecom Italia Capital, SAµ 6.000%, 09/30/34	254,905

	Telesat Canada / Telesat, LLC*^

224,000	4.875%, 06/01/27	228,706

130,000	6.500%, 10/15/27	133,939

585,000	United States Cellular Corp.µ^ 6.700%, 12/15/33	732,069

	Windstream Services, LLC / Windstream Finance Corp.@

112,000	7.750%, 10/01/21	2,183

43,000	10.500%, 06/30/24*	2,135

		14,799,445

	Consumer Discretionary (2.6%)

133,000	American Axle & Manufacturing, Inc. 6.875%, 07/01/28	135,909

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

204,000	6.625%, 01/15/28	205,881

163,000	9.875%, 04/01/27	177,464

355,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	359,856

430,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	388,322

134,000	Carnival Corp.*^ 10.500%, 02/01/26	138,929

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

725,000	5.125%, 05/01/27	771,364

340,000	5.750%, 02/15/26^	356,728

131,000	4.250%, 02/01/31^	137,538

130,000	5.000%, 02/01/28^	138,132

207,000	Cedar Fair, LP^ 5.250%, 07/15/29	196,183

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Century Communities, Inc.

345,000	6.750%, 06/01/27	$369,550

315,000	5.875%, 07/15/25	327,208

575,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	606,392

	DISH DBS Corp.^

215,000	7.750%, 07/01/26	241,751

55,000	7.375%, 07/01/28*	58,438

	ESH Hospitality, Inc.*^

220,000	5.250%, 05/01/25	224,933

138,000	4.625%, 10/01/27	133,083

	Expedia Group, Inc.*µ

160,000	7.000%, 05/01/25	172,690

103,000	6.250%, 05/01/25	112,727

165,000	Ford Motor Company 8.500%, 04/21/23	183,277

	Ford Motor Credit Company, LLC

350,000	4.063%, 11/01/24^	358,608

320,000	3.664%, 09/08/24	322,896

315,000	4.134%, 08/04/25	323,125

200,000	4.389%, 01/08/26	205,608

290,000	G-III Apparel Group, Ltd.* 7.875%, 08/15/25	292,581

67,000	Gap, Inc.*^ 8.875%, 05/15/27	75,110

350,000	GLP Capital, LP / GLP Financing II, Inc. 5.250%, 06/01/25	379,391

550,000	goeasy, Ltd.*^ 5.375%, 12/01/24	570,966

510,000	Guitar Center, Inc.* 9.500%, 10/15/21	360,379

69,000	Installed Building Products, Inc.* 5.750%, 02/01/28	73,345

345,000	International Game Technology, PLC*^ 6.250%, 01/15/27	367,777

	L Brands, Inc.

396,000	6.875%, 11/01/35	379,867

133,000	9.375%, 07/01/25*	148,418

67,000	6.694%, 01/15/27	65,219

65,000	6.875%, 07/01/25*µ	70,074

325,000	Lennar Corp.µ 5.250%, 06/01/26	364,452

	M/I Homes, Inc.

350,000	5.625%, 08/01/25^	363,419

205,000	4.950%, 02/01/28	211,734

355,000	Macy’s Retail Holdings, LLC 3.875%, 01/15/22	333,993

132,000	Macy’s, Inc.*^ 8.375%, 06/15/25	138,211

	Mattel, Inc.*^

350,000	5.875%, 12/15/27	376,841

320,000	6.750%, 12/31/25	342,171

325,000	Mclaren Finance, PLC* 5.750%, 08/01/22	266,857

340,000	Meredith Corp.*µ 6.500%, 07/01/25	347,660

400,000	Meritage Homes Corp.µ 6.000%, 06/01/25	453,646

	Newell Brands, Inc.

257,000	4.700%, 04/01/26µ	278,922

67,000	4.875%, 06/01/25^	72,950

	Penske Automotive Group, Inc.

335,000	5.500%, 05/15/26^	350,395

155,000	5.375%, 12/01/24	159,142

PRINCIPAL AMOUNT		VALUE

459,000	Rite Aid Corp.* 8.000%, 11/15/26	$473,872

	Royal Caribbean Cruises, Ltd.*^

130,000	11.500%, 06/01/25	143,389

65,000	10.875%, 06/01/23	68,629

345,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	314,830

207,000	Taylor Morrison Communities, Inc.*µ 5.750%, 01/15/28	232,654

345,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	335,973

116,354	US Airways Pass Through Trust Series 2012-2, Class Bµ 6.750%, 12/03/22	93,528

65,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	70,870

275,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	224,483

		15,448,340

	Consumer Staples (0.6%)

210,000	Dean Foods Company*@ 6.500%, 03/15/23	4,614

135,000	Edgewell Personal Care Company*^ 5.500%, 06/01/28	146,339

245,000	Energizer Holdings, Inc.* 6.375%, 07/15/26	261,863

185,000	Fresh Market, Inc.* 9.750%, 05/01/23	151,827

	JBS USA LUX, SA / JBS USA Finance, Inc.*

403,000	5.875%, 07/15/24	411,624

340,000	6.750%, 02/15/28µ	380,570

112,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*^ 6.500%, 04/15/29	127,042

	Kraft Heinz Foods Company*µ

66,000	4.250%, 03/01/31	72,870

66,000	3.875%, 05/15/27	71,203

	New Albertson’s, Inc.

177,000	7.750%, 06/15/26	197,706

69,000	8.000%, 05/01/31	78,273

	Pilgrim’s Pride Corp.*^

400,000	5.875%, 09/30/27	424,324

140,000	5.750%, 03/15/25	144,240

	Post Holdings, Inc.*

325,000	5.750%, 03/01/27	346,587

105,000	5.500%, 12/15/29^	115,365

70,000	5.625%, 01/15/28	76,671

285,000	Simmons Foods, Inc.* 7.750%, 01/15/24	300,634

390,000	Vector Group, Ltd.*µ 6.125%, 02/01/25	387,730

		3,699,482

	Energy (1.5%)

135,000	Apache Corp. 5.100%, 09/01/40	131,467

210,000	Bruin E&P Partners, LLC*@ 8.875%, 08/01/23	445

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Buckeye Partners, LP

210,000	3.950%, 12/01/26	$210,698

135,000	5.850%, 11/15/43^	124,419

145,000	Calfrac Holdings, LP* 8.500%, 06/15/26	15,688

605,000	California Resources Corp.*@ 8.000%, 12/15/22	13,973

210,000	ChampionX Corp. 6.375%, 05/01/26	197,144

350,000	Chaparral Energy, Inc.* 8.750%, 07/15/23	34,892

280,000	Cheniere Energy Partners, LP^ 5.625%, 10/01/26	296,349

170,000	Chesapeake Energy Corp.*@ 11.500%, 01/01/25	16,114

	Continental Resources, Inc.

270,000	3.800%, 06/01/24^	261,981

200,000	4.375%, 01/15/28	187,075

415,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	319,718

	Denbury Resources, Inc.@

329,000	7.750%, 02/15/24*	139,958

130,000	9.250%, 03/31/22*	55,331

81,000	5.500%, 05/01/22	1,632

140,000	Diamond Offshore Drilling, Inc.@ 7.875%, 08/15/25	15,518

200,000	eG Global Finance, PLC* 6.750%, 02/07/25	209,460

	Energy Transfer Operating, LP

635,000	5.500%, 06/01/27µ	702,662

625,000	3.269%, 11/01/66‡ 3 mo. USD LIBOR + 3.02%	309,963

	EnLink Midstream Partners, LP

340,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	130,065

285,000	4.850%, 07/15/26	221,538

	EP Energy, LLC / Everest Acquisition Finance, Inc.*@

245,000	9.375%, 05/01/24	191

171,000	7.750%, 05/15/26	46,292

	EQT Corp.^

200,000	8.750%, 02/01/30	232,060

110,000	7.875%, 02/01/25	120,981

274,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	258,026

510,000	Gulfport Energy Corp. 6.375%, 05/15/25	252,616

70,000	Hess Midstream Operations, LP*^ 5.125%, 06/15/28	71,311

68,000	Holly Energy Partners, LP / Holly Energy Finance Corp.* 5.000%, 02/01/28	67,106

230,000	Laredo Petroleum, Inc.^ 10.125%, 01/15/28	163,090

460,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	68,740

350,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	337,654

	Moss Creek Resources Holdings, Inc.*

145,000	10.500%, 05/15/27	89,915

130,000	7.500%, 01/15/26	74,281

PRINCIPAL AMOUNT		VALUE

140,000	Murphy Oil Corp.µ 5.875%, 12/01/27	$128,947

125,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	57,646

170,000	Oasis Petroleum, Inc.* 6.250%, 05/01/26	30,904

	Occidental Petroleum Corp.

730,000	4.300%, 08/15/39µ	593,351

549,000	2.700%, 08/15/22µ	531,729

530,000	2.900%, 08/15/24^	499,843

211,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	181,204

205,000	Parkland Fuel Corp.*^ 5.875%, 07/15/27	218,246

115,000	Parsley Energy, LLC / Parsley Finance Corp.*^ 5.250%, 08/15/25	118,149

270,000	Plains All American Pipeline, LPµ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	189,286

275,000	SESI, LLC 7.750%, 09/15/24	96,055

87,000	SM Energy Company*^ 10.000%, 01/15/25	86,021

	Transocean, Inc.*

195,000	7.500%, 01/15/26	95,579

130,000	8.000%, 02/01/27	63,643

350,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	203,431

140,000	Viper Energy Partners, LP*^ 5.375%, 11/01/27	145,693

390,000	W&T Offshore, Inc.* 9.750%, 11/01/23	260,231

130,000	Weatherford International, Ltd.*^ 11.000%, 12/01/24	94,161

265,000	Whiting Petroleum Corp.@ 6.625%, 01/15/26	49,440

66,000	WPX Energy, Inc.^ 5.875%, 06/15/28	67,462

		9,089,374

	Financials (2.9%)

886,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	895,423

136,000	AG Issuer, LLC* 6.250%, 03/01/28	137,867

580,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*^ 6.750%, 10/15/27	616,160

445,000	Ally Financial, Inc. 8.000%, 11/01/31	616,194

555,000	Amwins Group, Inc.* 7.750%, 07/01/26	611,577

635,000	AssuredPartners, Inc.* 7.000%, 08/15/25	648,449

	Aviation Capital Group, LLC*µ

227,000	3.500%, 11/01/27	203,910

137,000	3.875%, 05/01/23	134,535

65,000	6.750%, 04/06/21	66,333

190,000	Bank of America Corp.µ‡ 4.300%, 01/28/25 3 mo. USD LIBOR + 2.66%	179,986

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

655,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 5.750%, 05/15/26	$543,454

	Credit Acceptance Corp.

350,000	6.625%, 03/15/26^	368,760

238,000	5.125%, 12/31/24*	242,378

84,000	Cushman & Wakefield US Borrower, LLC*^ 6.750%, 05/15/28	90,057

345,000	Donnelley Financial Solutions, Inc.^ 8.250%, 10/15/24	350,027

225,000	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	140,348

439,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	446,303

	HAT Holdings I, LLC / HAT Holdings II, LLC*

205,000	5.250%, 07/15/24^	213,916

65,000	6.000%, 04/15/25	70,016

1,190,000	HUB International, Ltd.* 7.000%, 05/01/26	1,247,441

335,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.^ 5.250%, 05/15/27	353,162

525,000	ILFC E-Capital Trust II*µ‡ 3.270%, 12/21/65 3 mo. USD LIBOR + 1.80%	271,627

625,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	657,356

	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*

1,150,000	7.250%, 08/15/24	1,063,888

350,000	6.250%, 06/03/26µ	355,017

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

587,000	5.250%, 10/01/25	535,426

63,000	4.250%, 02/01/27^	53,297

270,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	278,913

606,000	LPL Holdings, Inc.* 5.750%, 09/15/25	632,982

585,000	MetLife, Inc.µ 6.400%, 12/15/66	722,884

	Navient Corp.

613,000	5.000%, 03/15/27^	587,708

285,000	6.750%, 06/25/25	298,567

290,000	NexBank Capital, Inc.*‡ 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	288,137

	OneMain Finance Corp.µ

465,000	6.875%, 03/15/25	520,621

335,000	7.125%, 03/15/26^	393,643

100,000	8.875%, 06/01/25	113,213

69,000	6.625%, 01/15/28	79,119

161,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*^ 7.500%, 06/01/25	171,518

345,000	Radian Group, Inc.µ 4.875%, 03/15/27	336,434

PRINCIPAL AMOUNT		VALUE

375,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	$373,774

345,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	333,313

132,000	StoneX Group, Inc.*µ 8.625%, 06/15/25	141,774

180,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	182,340

120,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	119,931

	VICI Properties, LP / VICI Note Company, Inc.*

272,000	3.750%, 02/15/27µ	274,402

152,000	4.625%, 12/01/29^	160,070

136,000	4.125%, 08/15/30µ	137,791

		17,260,041

	Health Care (1.7%)

634,000	Acadia Healthcare Company, Inc.~ 6.500%, 03/01/24	655,404

770,000	Bausch Health Americas, Inc.*^ 8.500%, 01/31/27	861,984

276,000	Centene Corp.^ 4.250%, 12/15/27	294,707

	CHS/Community Health Systems, Inc.

1,210,000	8.125%, 06/30/24*^	774,352

305,000	8.000%, 03/15/26*	312,552

220,000	6.250%, 03/31/23^	222,799

329,000	DaVita, Inc.* 4.625%, 06/01/30	351,066

	Encompass Health Corp.^

130,000	4.750%, 02/01/30	137,710

130,000	4.500%, 02/01/28	137,536

	HCA, Inc.

1,335,000	5.375%, 02/01/25^	1,513,363

300,000	7.500%, 11/06/33	404,631

465,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	75,481

302,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	177,849

	Tenet Healthcare Corp.

625,000	6.250%, 02/01/27*	664,709

390,000	4.625%, 07/15/24	399,360

375,000	6.875%, 11/15/31	361,348

345,000	4.875%, 01/01/26*	361,163

440,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	436,271

	Teva Pharmaceutical Finance Netherlands III, BV

910,000	2.800%, 07/21/23^	885,075

520,000	6.000%, 04/15/24µ	550,977

665,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	675,520

		10,253,857

	Industrials (2.5%)

330,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	330,254

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

400,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	$411,348

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC

350,000	5.750%, 03/15/25	362,464

340,000	4.625%, 01/15/27*^	361,913

207,000	4.875%, 02/15/30*^	223,618

	Allison Transmission, Inc.*^

425,000	4.750%, 10/01/27	442,680

70,000	5.875%, 06/01/29	77,487

	American Airlines Group, Inc.*

285,000	5.000%, 06/01/22	159,485

200,000	3.750%, 03/01/25^	88,999

700,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	716,754

	Avolon Holdings Funding, Ltd.*µ

137,000	5.250%, 05/15/24	127,605

120,000	2.875%, 02/15/25	103,271

350,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	343,691

	Cascades, Inc. /Cascades USA, Inc.*

207,000	5.125%, 01/15/26	214,449

138,000	5.375%, 01/15/28^	143,788

	Colt Merger Sub, Inc.*

132,000	8.125%, 07/01/27^	134,970

132,000	6.250%, 07/01/25	138,418

470,000	Covanta Holding Corp. 5.875%, 03/01/24	482,735

370,000	Delphi Technologies, PLC* 5.000%, 10/01/25	409,281

	Delta Air Lines, Inc.

67,000	3.800%, 04/19/23	62,598

66,000	7.375%, 01/15/26^	65,534

145,000	EnerSys* 4.375%, 12/15/27	146,906

720,000	Fly Leasing, Ltd. 5.250%, 10/15/24	586,998

	Golden Nugget, Inc.*

370,000	6.750%, 10/15/24	257,853

365,000	8.750%, 10/01/25^	191,645

148,000	GPC Merger Sub, Inc.* 7.125%, 08/15/28	154,290

140,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	134,987

175,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	190,328

350,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	363,302

505,000	H&E Equipment Services, Inc. 5.625%, 09/01/25	525,874

350,000	Herc Holdings, Inc.*^ 5.500%, 07/15/27	371,553

	Howmet Aerospace, Inc.^

326,000	5.125%, 10/01/24	350,628

114,000	6.875%, 05/01/25	129,318

350,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	355,504

133,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	143,814

134,000	MasTec, Inc.* 4.500%, 08/15/28	140,152

PRINCIPAL AMOUNT		VALUE

540,000	Meritor, Inc.^ 6.250%, 02/15/24	$553,916

170,000	Moog, Inc.*^ 4.250%, 12/15/27	173,675

340,000	Nationstar Mortgage Holdings, Inc.* 6.000%, 01/15/27	351,341

	Navistar International Corp.*

245,000	6.625%, 11/01/25	251,450

132,000	9.500%, 05/01/25^	150,908

272,000	Novelis Corp.*^ 4.750%, 01/30/30	284,504

495,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	435,847

140,000	Patrick Industries, Inc.* 7.500%, 10/15/27	149,516

66,000	Picasso Finance Sub, Inc.*^ 6.125%, 06/15/25	70,515

210,000	Scientific Games International, Inc.* 5.000%, 10/15/25	208,707

	Standard Industries, Inc.*^

135,000	5.000%, 02/15/27µ	144,621

66,000	4.375%, 07/15/30	71,380

	Station Casinos, LLC*^

405,000	4.500%, 02/15/28	363,044

336,000	5.000%, 10/01/25	318,792

210,000	Tennant Company 5.625%, 05/01/25	218,222

200,000	TransDigm UK Holdings, PLC^ 6.875%, 05/15/26	202,406

	TransDigm, Inc.

355,000	6.250%, 03/15/26*^	374,995

205,000	7.500%, 03/15/27	209,441

	United Rentals North America, Inc.

140,000	6.500%, 12/15/26µ	155,567

125,000	5.875%, 09/15/26^	133,704

66,000	3.875%, 02/15/31	66,000

175,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	179,399

	WESCO Distribution, Inc.*

137,000	7.125%, 06/15/25^	150,685

68,000	7.250%, 06/15/28	74,409

67,000	WR Grace & Co-Conn*µ 4.875%, 06/15/27	71,435

350,000	XPO Logistics, Inc.*µ 6.750%, 08/15/24	376,682

		15,185,655

	Information Technology (0.4%)

140,000	CDK Global, Inc.*^ 5.250%, 05/15/29	153,383

315,000	CommScope Technologies, LLC* 6.000%, 06/15/25	322,388

	Dell International, LLC / EMC Corp.*µ

310,000	6.020%, 06/15/26	363,484

215,000	6.100%, 07/15/27	254,314

125,000	5.850%, 07/15/25	146,191

138,000	Fair Isaac Corp.* 4.000%, 06/15/28	144,492

207,000	MTS Systems Corp.* 5.750%, 08/15/27	201,560

204,000	Open Text Corp.*^ 3.875%, 02/15/28	213,309

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

187,000	PTC, Inc.*^ 4.000%, 02/15/28	$196,582

420,000	Vericast Corp.*^ 8.375%, 08/15/22	340,257

		2,335,960

	Materials (0.7%)

300,000	Alcoa Nederland Holding, BV*^ 7.000%, 09/30/26	325,378

147,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	139,970

200,000	ArcelorMittal, SA 7.250%, 10/15/39	266,124

275,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	276,657

	Freeport-McMoRan, Inc.^

185,000	5.000%, 09/01/27	197,449

130,000	5.450%, 03/15/43	144,800

120,000	5.400%, 11/14/34	135,000

255,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	256,868

215,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	227,280

	Kaiser Aluminum Corp.*

210,000	4.625%, 03/01/28^	209,111

128,000	6.500%, 05/01/25	136,315

70,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	77,449

	New Gold, Inc.*

255,000	6.375%, 05/15/25^	265,180

68,000	7.500%, 07/15/27	73,962

69,000	Norbord, Inc.*^ 5.750%, 07/15/27	73,559

132,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	144,199

	PBF Holding Company, LLC / PBF Finance Corp.^

580,000	7.250%, 06/15/25	524,030

66,000	9.250%, 05/15/25*	73,919

305,000	Silgan Holdings, Inc. 4.125%, 02/01/28	313,427

210,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	222,128

		4,082,805

	Real Estate (0.2%)

365,000	CBL & Associates, LP 5.250%, 12/01/23	87,587

	Forestar Group, Inc.*

350,000	8.000%, 04/15/24	377,584

195,000	5.000%, 03/01/28	194,724

	Service Properties Trustµ

345,000	4.350%, 10/01/24	309,722

125,000	5.250%, 02/15/26	112,659

		1,082,276

	Utilities (0.2%)

204,000	Calpine Corp.* 4.500%, 02/15/28	213,260

95,000	NRG Energy, Inc.µ 6.625%, 01/15/27	102,124

476,000	PPL Capital Funding, Inc.µ‡ 2.973%, 03/30/67 3 mo. USD LIBOR + 2.67%	360,499

PRINCIPAL AMOUNT		VALUE

	Talen Energy Supply, LLC*

135,000	10.500%, 01/15/26	$104,831

70,000	7.250%, 05/15/27µ	72,857

350,000	TerraForm Power Operating, LLC*µ 5.000%, 01/31/28	385,208

		1,238,779

	TOTAL CORPORATE BONDS (Cost $100,678,122)	95,712,789

CONVERTIBLE BONDS (99.5%)

	Communication Services (10.6%)

2,500,000	Bandwidth, Inc.* 0.250%, 03/01/26	4,224,138

6,000,000	GCI Liberty, Inc.* 1.750%, 09/30/46	9,470,190

	Liberty Media Corp.

5,825,000	1.375%, 10/15/23	6,342,085

3,400,000	2.250%, 09/30/46	1,623,857

5,000,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	5,803,675

6,650,000	Match Group FinanceCo 3, Inc.*µ 2.000%, 01/15/30	9,775,234

6,250,000	Sea, Ltd.* 2.375%, 12/01/25	9,677,312

	Snap, Inc.*

5,000,000	0.750%, 08/01/26	6,289,125

1,454,000	0.250%, 05/01/25^	1,846,064

6,600,000	Zynga, Inc. 0.250%, 06/01/24	8,838,588

		63,890,268

	Consumer Discretionary (22.8%)

8,000,000	Booking Holdings, Inc.*^ 0.750%, 05/01/25	10,112,760

5,500,000	Burlington Stores, Inc.* 2.250%, 04/15/25	6,205,952

5,500,000	Carnival Corp.* 5.750%, 04/01/23	7,991,747

2,094,000	Chegg, Inc. 0.125%, 03/15/25	3,506,759

5,500,000	Dick’s Sporting Goods, Inc.*^ 3.250%, 04/15/25	8,296,695

720,000	DISH Network Corp.^~ 2.375%, 03/15/24	662,368

7,750,000	Etsy, Inc.*^ 0.125%, 10/01/26	11,777,985

1,265,000	Guess, Inc. 2.000%, 04/15/24	885,361

	Liberty Interactive, LLC

349,440	4.000%, 11/15/29	248,983

170,000	3.750%, 02/15/30	120,913

	NCL Corp., Ltd.*µ

3,739,000	5.375%, 08/01/25^	3,483,215

2,750,000	6.000%, 05/15/24	3,232,735

5,750,000	RH*µ 0.000%, 09/15/24	8,468,284

13,500,000	Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	12,929,422

8,645,000	Tesla, Inc.~ 2.000%, 05/15/24	40,554,084

3,250,000	Under Armour, Inc.* 1.500%, 06/01/24	3,910,043

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,500,000	Wayfair, Inc.* 1.000%, 08/15/26	$10,402,727

3,250,000	Winnebago Industries, Inc.* 1.500%, 04/01/25	3,824,681

		136,614,714

	Energy (3.1%)

120,000	Denbury Resources, Inc.*@ 6.375%, 12/31/24	16,425

2,634,000	Helix Energy Solutions Group, Inc. 4.125%, 09/15/23	2,351,596

3,250,000	Integra LifeSciences Holdings Corp.* 0.500%, 08/15/25	3,036,426

6,750,000	Nabors Industries, Inc.~ 0.750%, 01/15/24	2,059,594

4,631,000	Oil States International, Inc. 1.500%, 02/15/23	2,424,606

6,250,000	Pioneer Natural Resources Company*µ^ 0.250%, 05/15/25	7,420,281

9,600,000	SunEdison, Inc.@ 0.250%, 01/15/20	246,912

2,625,000	Transocean, Inc. 0.500%, 01/30/23	1,035,129

		18,590,969

	Financials (0.1%)

350,000	Prospect Capital Corp. 4.950%, 07/15/22	354,261

	Health Care (19.0%)

	BioMarin Pharmaceutical, Inc.

11,500,000	1.250%, 05/15/27*	13,418,257

2,250,000	1.500%, 10/15/20	2,896,403

2,500,000	CONMED Corp.^ 2.625%, 02/01/24	2,849,025

12,250,000	DexCom, Inc.* 0.250%, 11/15/25	13,260,747

2,079,000	Envista Holdings Corp.*^ 2.375%, 06/01/25	2,620,340

6,000,000	Exact Sciences Corp. 0.375%, 03/15/27	6,602,010

2,400,000	Flexion Therapeutics, Inc. 3.375%, 05/01/24	2,078,892

4,500,000	Illumina, Inc. 0.500%, 06/15/21	6,912,540

12,250,000	Insulet Corp.*~ 0.375%, 09/01/26	14,120,575

2,750,000	Invitae Corp.* 2.000%, 09/01/24	3,364,886

3,250,000	Jazz Investments I, Ltd.* 2.000%, 06/15/26	3,351,953

3,360,000	NanoString Technologies, Inc.* 2.625%, 03/01/25	3,528,420

1,845,000	Neurocrine Biosciences, Inc.µ 2.250%, 05/15/24	3,059,480

3,500,000	NuVasive, Inc.* 0.375%, 03/15/25	3,246,338

7,000,000	Pacira BioSciences, Inc.* 0.750%, 08/01/25	7,126,700

5,741,000	Repligen Corp.µ 0.375%, 07/15/24	8,326,689

1,500,000	Sarepta Therapeutics, Inc.µ 1.500%, 11/15/24	3,332,903

PRINCIPAL AMOUNT		VALUE

3,000,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	$3,705,555

6,000,000	Teladoc Health, Inc.*^ 1.250%, 06/01/27	7,721,400

2,800,000	Tricida, Inc.* 3.500%, 05/15/27	2,168,236

		113,691,349

	Industrials (7.4%)

6,250,000	Air Canada* 4.000%, 07/01/25	6,537,625

3,500,000	Air Transport Services Group, Inc.µ 1.125%, 10/15/24	3,534,230

8,750,000	American Airlines Group, Inc.µ^ 6.500%, 07/01/25	7,254,144

3,300,000	Atlas Air Worldwide Holdings, Inc. 1.875%, 06/01/24	3,582,530

2,500,000	Chart Industries, Inc.* 1.000%, 11/15/24	3,346,325

6,250,000	Lyft, Inc.* 1.500%, 05/15/25	6,690,031

11,670,000	Southwest Airlines Company~ 1.250%, 05/01/25	13,626,300

		44,571,185

	Information Technology (35.8%)

440,000	Advanced Micro Devices, Inc.µ 2.125%, 09/01/26	4,252,736

7,000,000	Akamai Technologies, Inc.*µ 0.375%, 09/01/27	8,074,675

	Alteryx, Inc.*µ

3,611,000	0.500%, 08/01/24	4,344,394

3,250,000	1.000%, 08/01/26^	3,993,746

3,000,000	Cloudflare, Inc.* 0.750%, 05/15/25	4,067,340

10,250,000	Coupa Software, Inc.* 0.375%, 06/15/26	12,867,645

6,500,000	Datadog, Inc.* 0.125%, 06/15/25	8,217,300

2,500,000	Envestnet, Inc.^ 1.750%, 06/01/23	3,332,363

2,250,000	Everbridge, Inc.* 0.125%, 12/15/24	3,212,539

3,250,000	Five9, Inc.* 0.500%, 06/01/25	3,760,981

4,000,000	II-VI, Inc.^ 0.250%, 09/01/22	5,097,800

11,500,000	Inphi Corp.* 0.750%, 04/15/25	14,982,085

6,250,000	Lumentum Holdings, Inc.*µ 0.500%, 12/15/26	7,330,313

12,000,000	Microchip Technology, Inc.~ 1.625%, 02/15/27	17,582,100

6,000,000	MongoDB, Inc.*µ^ 0.250%, 01/15/26	7,829,430

	Okta, Inc.*µ

6,500,000	0.125%, 09/01/25	8,859,142

3,500,000	0.375%, 06/15/26	4,108,038

7,500,000	Palo Alto Networks, Inc.µ 0.750%, 07/01/23	8,710,875

5,750,000	Proofpoint, Inc.*µ 0.250%, 08/15/24	5,903,870

1,750,000	Q2 Holdings, Inc.^ 0.750%, 06/01/26	2,181,165

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,425,000	RingCentral, Inc.* 0.000%, 03/01/25	$3,763,048

3,250,000	Silicon Laboratories, Inc.* 0.625%, 06/15/25	3,561,074

5,000,000	Slack Technologies, Inc.* 0.500%, 04/15/25	6,088,925

15,750,000	Splunk, Inc.*~ 1.125%, 06/15/27	17,859,791

9,500,000	Square, Inc.* 0.125%, 03/01/25	12,660,650

2,500,000	Viavi Solutions, Inc. 1.750%, 06/01/23	2,973,925

1,250,000	Wix.com, Ltd. 0.000%, 07/01/23	2,623,625

8,500,000	Workday, Inc.~ 0.250%, 10/01/22	11,485,072

6,750,000	Zendesk, Inc.* 0.625%, 06/15/25	7,633,271

6,314,000	Zscaler, Inc.* 0.125%, 07/01/25	7,187,479

		214,545,397

	Real Estate (0.7%)

3,250,000	IH Merger Sub, LLC 3.500%, 01/15/22	4,460,333

	TOTAL CONVERTIBLE BONDS

	(Cost $524,423,813)	596,718,476

BANK LOANS (1.9%) ¡

	Communication Services (0.4%)

347,375	Clear Channel Outdoor Holdings, Inc.‡ 3.761%, 08/21/26 3 mo. LIBOR + 3.50%	310,503

223,313	CommScope, Inc.‡ 3.411%, 04/06/26 1 mo. LIBOR + 3.25%	219,358

148,877	CSC Holdings, LLC‡ 2.675%, 04/15/27 1 mo. LIBOR + 2.50%	144,612

362,207	Frontier Communications Corp.‡ 3.918%, 06/15/24 1 mo. LIBOR + 3.75%	357,679

273,625	iHeartCommunications, Inc.‡ 3.161%, 05/01/26 1 mo. LIBOR + 3.00%	256,904

645,600	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	653,092

298,329	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	301,354

200,000	Parexel International Corp.‡ 2.911%, 09/27/24 1 mo. LIBOR + 2.75%	192,785

77,085	Townsquare Media, Inc.‡ 4.000%, 04/01/22 3 mo. LIBOR + 3.00%	73,648

		2,509,935

	Consumer Discretionary (0.3%)

262,149	Michaels Stores, Inc.‡ 3.534%, 01/30/23 1 mo. LIBOR + 2.50%	250,843

PRINCIPAL AMOUNT		VALUE

759,967	PetSmart, Inc.‡ 5.000%, 03/11/22 3 mo. LIBOR + 4.00%	$758,071

381,165	Staples, Inc.‡ 5.687%, 04/16/26 3 mo. LIBOR + 5.00%	330,106

567,045	Weight Watchers International, Inc.‡ 5.500%, 11/29/24 1 mo. LIBOR + 4.75%	564,636

		1,903,656

	Energy (0.1%)

200,000	Epic Crude Services, LP‡ 5.370%, 03/02/26 3 mo. LIBOR + 5.00%	158,667

58,676	McDermott Technology Americas, Inc.‡ 4.167%, 06/30/25 1 mo. LIBOR + 4.00%	47,430

4,696	McDermott Technology Americas, Inc.‡ 3.167%, 06/30/24 1 mo. LIBOR + 3.00%	4,227

304,276	Par Pacific Holdings, Inc.‡ 7.020%, 01/12/26 3 mo. LIBOR + 6.75%	269,284

		479,608

	Financials (0.1%)

354,113	Connect Finco Sarl‡ 5.500%, 12/11/26 1 mo. LIBOR + 4.50%	345,998

182,321	GLP Financing, LLC‡ 1.664%, 04/28/21 1 mo. LIBOR + 1.50%	181,866

		527,864

	Health Care (0.4%)

685,838	Amneal Pharmaceuticals, LLC‡ 3.688%, 05/04/25 1 mo. LIBOR + 3.50%	647,689

482,513	Endo International, PLC‡ 5.000%, 04/29/24 3 mo. LIBOR + 4.25%	463,569

456,500	Gentiva Health Services, Inc.‡ 3.438%, 07/02/25 1 mo. LIBOR + 3.25%	451,079

301,627	Mallinckrodt International Finance, SA‡ 3.500%, 09/24/24 6 mo. LIBOR + 2.75%	253,632

432,080	Ortho Clinical Diagnostics, SA‡ 3.416%, 06/30/25 1 mo. LIBOR + 3.25%	421,278

634,899	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	506,729

		2,743,976

	Industrials (0.4%)

495,000	Berry Global, Inc.‡ 2.188%, 07/01/26 1 mo. LIBOR + 2.00%	481,311

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

136,500	BW Gas & Convenience Holdings, LLC‡ 6.430%, 11/18/24 1 mo. LIBOR + 6.25%	$133,907

70,900	BW Gas & Convenience Holdings, LLC! 0.000%, 11/18/24	70,900

284,288	Dun & Bradstreet Corp.‡ 3.922%, 02/06/26 1 mo. LIBOR + 3.75%	283,429

208,425	Granite US Holdings Corp.‡ 6.322%, 09/30/26 3 mo. LIBOR + 5.25%	183,935

355,443	Navistar International Corp.‡ 3.690%, 11/06/24 1 mo. LIBOR + 3.50%	345,519

219,331	RegionalCare Hospital Partners Holdings, Inc.‡ 3.911%, 11/17/25 1 mo. LIBOR + 3.75%	215,022

447,710	Scientific Games International, Inc.‡ 3.473%, 08/14/24 6 mo. LIBOR + 2.75%	409,095

69,122	TransDigm, Inc.‡ 2.411%, 12/09/25 1 mo. LIBOR + 2.25%	64,895

		2,188,013

	Information Technology (0.2%)

325,050	BMC Software Finance, Inc.‡ 4.411%, 10/02/25 1 mo. LIBOR + 4.25%	314,611

333,325	Camelot U.S. Acquisition 1 Company‡ 3.161%, 10/30/26 1 mo. LIBOR + 3.00%	327,284

307,071	VFH Parent, LLC‡ 3.178%, 03/01/26 1 mo. LIBOR + 3.00%	304,960

		946,855

	Materials (0.0%)

199,500	Innophos, Inc.‡ 3.911%, 02/04/27 1 mo. LIBOR + 3.75%	197,754

	TOTAL BANK LOANS (Cost $12,068,934)	11,497,661

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (21.3%)

	Communication Services (1.2%)

6,750	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	7,033,432

	Consumer Discretionary (1.2%)

68,935	Aptiv, PLC 5.500%, 06/15/23	7,045,846

NUMBER OF SHARES		VALUE

	Consumer Staples (0.5%)

31,645	Energizer Holdings, Inc. 7.500%, 01/15/22	$3,180,323

	Energy (0.2%)

	NuStar Energy, LP‡

26,860	8.500%, 12/15/21^ 3 mo. USD LIBOR + 6.77%	516,518

15,000	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	262,350

12,000	NuStar Logistics, LP‡ 7.009%, 01/15/43 3 mo. USD LIBOR + 6.73%	241,680

		1,020,548

	Financials (4.6%)

104,000	AMG Capital Trust II~ 5.150%, 10/15/37	4,576,000

28,700	Assurant, Inc.µ 6.500%, 03/15/21	3,102,183

4,000	Bank of America Corp.‡ ‡‡ 7.250%	5,996,040

10,190	Wells Fargo & Company~‡‡ 7.500%	13,771,785

		27,446,008

	Health Care (2.4%)

62,325	Boston Scientific Corp. 5.500%, 06/01/23	6,998,474

5,275	Danaher Corp. 4.750%, 04/15/22	7,485,858

		14,484,332

	Industrials (2.4%)

9,615	Fortive Corp.~ 5.000%, 07/01/21	8,501,775

65,335	Stanley Black & Decker, Inc. 5.250%, 11/15/22	6,236,879

		14,738,654

	Information Technology (2.6%)

13,625	Broadcom, Inc.~ 8.000%, 09/30/22	15,544,899

	Utilities (6.2%)

120,985	American Electric Power Company, Inc.^ 6.125%, 03/15/22	6,242,826

61,000	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)~**§ 4.566%, 09/15/29	3,533,211

74,040	Dominion Energy, Inc. 7.250%, 06/01/22	7,699,420

60,680	DTE Energy Company 6.250%, 11/01/22	2,736,061

	NextEra Energy, Inc.µ

123,080	4.872%, 09/01/22	6,795,247

68,765	5.279%, 03/01/23	3,330,977

	Sempra Energy

34,400	6.750%, 07/15/21µ	3,561,776

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

31,500	6.000%, 01/15/21	$3,217,410

		37,116,928

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $128,776,552)	127,610,970

COMMON STOCKS (0.3%)

	Communication Services (0.0%)

1,943	Cumulus Media, Inc. - Class A#	7,636

	Energy (0.3%)

525	Chevron Corp.	44,069

16,600	Energy Transfer, LP	108,730

19,925	Enterprise Products Partners, LP	350,680

3,850	GasLog, Ltd.	11,242

5,025	Magellan Midstream Partners, LP	203,462

32,024	Mcdermott International, Ltd.#	113,686

1,960	Schlumberger, Ltd.	35,555

328,423	Southwestern Energy Company#	798,068

7,365	Targa Resources Corp.	134,632

4,325	Weatherford International, PLC^#	7,482

2,400	Williams Companies, Inc.	45,912

		1,853,518

	TOTAL COMMON STOCKS (Cost $9,639,369)	1,861,154

EXCHANGE-TRADED FUND (0.1%)

	Other (0.1%)

3,335	SPDR Bloomberg Barclays High Yield Bond ETF (Cost $372,864)	353,843

WARRANTS (0.0%) #

	Energy (0.0%)

13,522	Mcdermott International, Ltd. 05/01/24, Strike $15.98	2

12,170	Mcdermott International, Ltd. 05/01/24, Strike $12.33	1

	TOTAL WARRANTS (Cost $5,195)	3

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.3%) #

	Consumer Discretionary (0.0%)

150 21,461,400	Tesla, Inc. Put, 08/21/20, Strike $950.00	82,125

	Financials (0.1%)

2,920 7,264,960	Bank of America Corp. Call, 01/15/21, Strike $28.00	381,060

2,450 5,943,700	Wells Fargo & Company Call, 01/15/21, Strike $55.00	15,925

		396,985

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Information Technology (0.2%)

125 4,714,500	Lam Research Corp. Call, 01/15/21, Strike $300.00	$1,164,375

	TOTAL PURCHASED OPTIONS (Cost $3,676,263)	1,643,485

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (0.7%)

4,241,047	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $4,241,047)	4,241,047

TOTAL INVESTMENTS (140.0%) (Cost $783,882,159)		839,639,428

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-10.7%)		(64,000,000)

LIABILITIES, LESS OTHER ASSETS (-29.3%)		(175,783,725)

NET ASSETS (100.0%)		$599,855,703

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (-0.5%) #

	Consumer Discretionary (-0.5%)

150 21,461,400	Tesla, Inc. Call, 08/21/20, Strike $1,250.00 (Premium $605,031)	(3,208,875)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $145,165,606.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2020.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $68,339,092.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡	Perpetual maturity.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2020.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Dynamic Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 11, 2014 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 27, 2015.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in a portfolio of convertible securities (including synthetic convertibles, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities) and debt and equity income-producing securities, as well as other investments that generate current income and dividends, including but not limited to common and preferred stocks, investment grade and below investment grade (high-yield or “junk”) bonds, loans, equity-linked notes, and floating rate securities (referred to throughout as “income-producing securities”). Under normal circumstances, at least 80% of the Fund’s managed assets will be invested in convertible securities and income-producing securities, with at least 50% of the Fund’s managed assets invested in convertible securities (including synthetic convertible securities, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities). The Fund may invest up to 50% of its managed assets in securities of foreign issuers, with up to 15% of its managed assets in securities issued by foreign issuers in emerging markets. The Fund may invest up to 20% of its managed assets in high-yield non-convertible bonds (excluding such securities held to create synthetic convertible securities). In addition, the Fund may invest all or substantially all of its managed assets in below investment grade convertible securities (including non-convertible securities held to create synthetic convertible securities); provided that, the Fund may invest up to 15% of its managed assets in convertible and non-convertible securities rated below B3 by Moody’s or below B- by Standard & Poor’s. As such, the Fund’s portfolio may at times consist entirely or primarily of below investment grade securities, including high-yield bonds. The Fund may invest up to 15% of its managed assets in illiquid securities. The Fund may invest up to 10% of its managed assets in the equity securities of REITs and up to 10% of its managed assets in the equity securities of MLPs; however, convertible securities are excluded from each of these limitations. The Fund may invest in securities with a broad range of maturities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The ASU shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted this ASU as of November 1, 2019, with no material impact on the Fund’s Schedule of Investments.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2020 was as follows*:

Cost basis of investments	$783,277,128

Gross unrealized appreciation	111,322,847
Gross unrealized depreciation	(58,169,422)

Net unrealized appreciation (depreciation)	$53,153,425

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 2,560,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $64.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2020.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	850	$25	$21,250,000
Series B	9/06/24	4.00%	850	$25	$21,250,000
Series C	9/06/27	4.24%	860	$25	$21,500,000
				Total	$64,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.